Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets	₱ 7,878	₱ 6,875
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	6,429	4,557
Net amount presented in the consolidated statements of financial position	1,449	2,318
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets	7,161	5,857
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	5,877	4,338
Net amount presented in the consolidated statements of financial position	1,284	1,519
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets	717	1,018
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	552	219
Net amount presented in the consolidated statements of financial position	165	799
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial liabilities	82,522	79,558
Gross amounts of recognized financial liabilities set-off in the consolidated statements of financial position	2,771	3,776
Net amount presented in the consolidated statements of financial position	79,751	75,782
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial liabilities	75,394	68,121
Gross amounts of recognized financial liabilities set-off in the consolidated statements of financial position	72	70
Net amount presented in the consolidated statements of financial position	75,322	68,051
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and other customers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial liabilities	7,128	11,437
Gross amounts of recognized financial liabilities set-off in the consolidated statements of financial position	2,699	3,706
Net amount presented in the consolidated statements of financial position	₱ 4,429	₱ 7,731